EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF EQUIPMENT	Equipment consisted of the following:
	December 31,
	2022	2021
Office equipment	$-	$1,101
Operating equipment	-	6,135
	-	7,236
Less: accumulated depreciation	-	(4,959)
Equipment, net	$-	$2,277